TANGIBLE ASSETS (Details 3) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments receivable, at present value	$ 5,268	$ 3,107
Less than a year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments receivable, at present value	2,833	1,937
More than a year, less than 5 [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum finance lease payments receivable, at present value	$ 2,435	$ 1,170